UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number           811-09607

                               Fairholme Funds, Inc.

(Exact name of registrant as specified in charter)

2601 NE 2nd Avenue

                             Miami , FL 33137

(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz

2601 NE 2nd Avenue

                           Miami , FL 33137

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-202-2263

Date of fiscal year end: November 30

Date of reporting period: May 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Reports to Shareholders of each Fund are attached herewith.

FAIRHOLME

Ignore the crowd.

FAIRHOLME FUNDS, INC.

The Fairholme Fund (FAIRX)

Seeking long-term growth of capital

The Fairholme Focused Income Fund (FOCIX)

Seeking current income

The Fairholme Allocation Fund (FAAFX)

Seeking long-term total return

Semi-Annual Report

May 31, 2020

Managed by Fairholme Capital Management

(866) 202-2263 • fairholmefunds.com

FAIRHOLME FUNDS, INC.

TABLE OF CONTENTS

May 31, 2020

FAIRHOLME FUNDS, INC.

FUND PERFORMANCE (unaudited)

May 31, 2010 — May 31, 2020

THE FAIRHOLME FUND VS. THE S&P 500 INDEX

INITIAL INVESTMENT OF $10,000

The Fairholme Fund (“The Fairholme Fund”) commenced operations on December 29, 1999. The chart above presents the performance of a $10,000 investment for up to ten years to the latest semi-annual period ending May 31, 2020.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in The Fairholme Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted within. The performance information does not reflect the taxes an investor would pay on distributions from The Fairholme Fund or upon redemption of shares of The Fairholme Fund. Most recent month-end performance and answers to any questions you may have can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for both the S&P 500 Index and The Fairholme Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of The Fairholme Fund distributions. The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization and does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees or other charges.

FAIRHOLME FUNDS, INC.

FUND PERFORMANCE (unaudited)

May 31, 2010 — May 31, 2020

THE INCOME FUND VS.

The BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX

INITIAL INVESTMENT OF $10,000

The Fairholme Focused Income Fund (“The Income Fund”) commenced operations on December 31, 2009. The chart above presents the performance of a $10,000 investment for up to ten years to the latest semi-annual period ending May 31, 2020.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in The Income Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted within. The performance information does not reflect the taxes an investor would pay on distributions from The Income Fund or upon redemption of shares of The Income Fund. Most recent month-end performance and answers to any questions you may have can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for both the Bloomberg Barclays U.S. Aggregate Bond Index and The Income Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of The Income Fund distributions. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, and includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency). The Bloomberg Barclays U.S. Aggregate Bond Index does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees, or other charges.

FAIRHOLME FUNDS, INC.

FUND PERFORMANCE (unaudited)

Inception through May 31, 2020

THE ALLOCATION FUND vs. The BLOOMBERG BARCLAYS U.S.

AGGREGATE BOND INDEX AND THE S&P 500 INDEX

INITIAL INVESTMENT OF $10,000

The Fairholme Allocation Fund (“The Allocation Fund”) commenced operations on December 31, 2010. The chart above presents the performance of a $10,000 investment from inception to the latest semi-annual period ending May 31, 2020.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in The Allocation Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted within. The performance information does not reflect the taxes an investor would pay on distributions from The Allocation Fund or upon redemption of shares of The Allocation Fund. Most recent month-end performance and answers to any questions you may have can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for the Bloomberg Barclays U.S. Aggregate Bond Index, the S&P 500 Index and The Allocation Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of The Allocation Fund distributions. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, and includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency). The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization. These index returns do not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees or other charges.

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS

For the six months ended May 31, 2020

The Fairholme Fund, The Income Fund, and The Allocation Fund (each a “Fund” and collectively, the “Funds”) shares outstanding and unaudited net asset value per share (“NAV”) at May 31, 2020, the end of the Funds’ semi-annual period, and NAVs at other pertinent dates, were as follows:

	05/31/2020 Shares Outstanding	05/31/2020 NAV (unaudited)	11/30/2019 NAV (audited)	05/31/2019 NAV (unaudited)
The Fairholme Fund	50,799,134	$18.45	$19.19	$18.97
The Income Fund	18,383,067	$9.53	$10.23	$10.61
The Allocation Fund	8,023,279	$6.42	$7.00	$7.53

At June 30, 2020, the unaudited NAVs of The Fairholme Fund, The Income Fund, and The Allocation Fund were $18.16, $9.56, and $6.40, respectively.

Performance figures below are shown for the Funds’ semi-annual period ended May 31, 2020, and do not match calendar year figures for the period ended June 30, 2020, cited in the Portfolio Manager’s report.

The Fairholme Fund Performance to 05/31/2020 (Unaudited)	Six Months	One Year	Five Years	Ten Years	Fifteen Years	Since Inception 12/29/1999

Cumulative:
The Fairholme Fund	-3.07%	-1.94%	-1.93%	40.05%	109.65%	429.35%
S&P 500 Index	-2.10%	12.84%	60.05%	244.08%	249.39%	209.32%

Annualized:
The Fairholme Fund		-1.94%	-0.39%	3.43%	5.06%	8.50%
S&P 500 Index		12.84%	9.86%	13.15%	8.70%	5.69%

For the six months ended May 31, 2020, The S&P 500 Index (“S&P 500”) outperformed the Fairholme Fund by 0.97 percentage points, while over the last year The Fairholme Fund was outperformed by the S&P 500 by 14.78 percentage points. From inception, The Fairholme Fund outperformed the S&P 500 by 2.81 percentage points per annum, or on a cumulative basis, 220.03 percentage points over twenty years and five months.

The Income Fund Performance to 05/31/2020 (Unaudited)	Six Months	One Year	Five Years	Ten Years	Since Inception 12/31/2009

Cumulative:
The Income Fund	-5.93%	-8.02%	12.05%	71.03%	76.15%
Bloomberg Barclays Bond Index	5.40%	9.42%	21.34%	46.91%	52.35%

Annualized:
The Income Fund		-8.02%	2.30%	5.51%	5.59%
Bloomberg Barclays Bond Index		9.42%	3.94%	3.92%	4.13%

For the six months ended May 31, 2020, The Bloomberg Barclays U.S. Aggregate Bond Index (“Bloomberg Barclays Bond Index”) outperformed The Income Fund by 11.33 percentage points, while over the last year The Income Fund was outperformed by the Bloomberg Barclays Bond Index by 17.44 percentage points. From inception, The Income Fund outperformed the Bloomberg Barclays Bond Index by 1.46 percentage points per annum, or on a cumulative basis, 23.80 percentage points over ten years and five months.

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the six months ended May 31, 2020

The Allocation Fund Performance to 05/31/2020 (Unaudited)	Six Months	One Year	Five Years	Since Inception 12/31/2010

Cumulative:
The Allocation Fund	-7.04%	-13.58%	-28.01%	-5.19%
Bloomberg Barclays Bond Index	5.40%	9.42%	21.34%	43.00%
S&P 500 Index	-2.10%	12.84%	60.05%	194.56%

Annualized:
The Allocation Fund		-13.58%	-6.36%	-0.56%
Bloomberg Barclays Bond Index		9.42%	3.94%	3.87%
S&P 500 Index		12.84%	9.86%	12.16%

For the six months ended May 31, 2020, The Allocation Fund was outperformed by the Bloomberg Barclays Bond Index and the S&P 500 by 12.44 and 4.94 percentage points, respectively, while over the last year The Allocation Fund was outperformed by the Bloomberg Barclays Bond Index by 23 percentage points and outperformed the S&P 500 by 26.42 percentage points. From inception, The Allocation Fund was outperformed by the Bloomberg Barclays Bond Index and the S&P 500 by 4.43 and 12.72 percentage points per annum, respectively, or on a cumulative basis, 48.19 and 199.75 percentage points over nine years and five months.

Fairholme Capital Management, L.L.C. (the “Manager”) believes performance over shorter periods is likely to be less meaningful than performance over longer periods. Investors are cautioned not to rely on short-term results. The fact that securities increase or decline in value does not always indicate that the Manager believes these securities to be more or less attractive — in fact, the Manager believes that some price increases present selling opportunities and some price declines present buying opportunities.

Further, shareholders should note that the S&P 500 and the Bloomberg Barclays Bond Index are unmanaged indices incurring no fees, expenses, or tax effects and are shown solely to compare the Funds’ performance to that of unmanaged and diversified indices of securities. Shareholders are also cautioned that it is possible that some securities mentioned in this discussion may no longer be held by a Fund subsequent to the end of the fiscal period, and that a Fund may have made new investments that are not yet required to be disclosed. It is the Funds’ general policy not to disclose portfolio holdings other than when required by relevant law or regulation. Portfolio holdings are subject to change without notice.

Not all Fund portfolio dispositions or additions are material, and, while the Funds and the Manager have long-term objectives, it is possible that a security sold or purchased in one period will be purchased or sold in a subsequent period. Generally, the Manager determines to buy and sell based on its estimates of the, respectively, relative intrinsic values and the Manager’s assessment of certain attractive characteristics of a company, general market conditions and expected future returns of an investment.

The Manager invests each Fund’s assets in securities to the extent the Manager finds reasonable investment opportunities in accordance with the Fund’s respective investment strategies, policies and restrictions, as stated in the Fund’s Prospectus and has invested a significant portion of each Fund’s assets in cash. The Manager views liquidity as a strategic advantage. Due to the current outbreak of the respiratory disease caused by a novel coronavirus (known as COVID-19) and the corresponding market volatility and uncertainty arising from the outbreak and governmental responses to it, during the period ended May 31, 2020, the Manager reduced each Fund’s investments in commercial paper and increased each Fund’s investments in U.S. Treasury Bills. At May 31, 2020, cash and cash equivalents (consisting of cash, deposit accounts, U.S. Treasury Bills, and Treasury money-market funds) represented 31.7%, 86.3%, and 52.3% of The Fairholme Fund, The Income Fund, and The Allocation Fund total assets, respectively. Since inception, the Funds have held varying levels of cash and cash equivalents for periods without, in the Manager’s view, negatively influencing performance.

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the six months ended May 31, 2020

Each Fund is considered to be “non-diversified” under the Investment Company Act of 1940. Accordingly, each Fund can invest a greater percentage of its assets in fewer securities than a diversified fund, and can invest a significant portion of cash and liquid assets held by the Fund in one or more higher-risk securities at any time, including periods when a market is weak or a particular security declines sharply. The Funds may also have a greater percentage of assets invested in a particular sector than a diversified fund, exposing the Funds to the risk of an unanticipated event or condition and risks affecting a single company, sector or security.

The commentaries below provide details of each Fund’s portfolio holdings by issuer and sector, as well as reporting the most significant positive and negative performance by investment for the six months ended May 31, 2020.

The most significant losses in each of the Funds’ portfolios were related to negative developments in the Mortgage Finance, Diversified Holding Companies, Integrated Oil & Gas, Real Estate Investment Trust, Oil & Natural Gas Exploration, and Oil & Gas Storage & Transportation sectors. Investments in the Real Estate Management & Development, and Food Products sectors saw some gains during the six months ended May 31, 2020.

The Manager made no changes to the core investment strategies and techniques it employed during the six months ended May 31, 2020.

For the six months ended May 31, 2020, The Fairholme Fund investment that was the biggest contributor to positive performance was The St. Joe Co. The biggest contributors to negative performance during the period were Federal Home Loan Mortgage Corp. (“Freddie”), Federal National Mortgage Association (“Fannie”), and Berkshire Hathaway Inc. The following charts show the top holdings by issuer and sector in descending order of net assets as of May 31, 2020.

The Fairholme Fund Top Holdings by Issuer* (% of Net Assets)		The Fairholme Fund Top Sectors (% of Net Assets)
The St. Joe Co.	45.6%	Real Estate Management & Development	45.6%
Federal Home Loan Mortgage Corp.	8.5%	Cash and Cash Equivalents**	31.7%
Federal National Mortgage Association	8.4%	Mortgage Finance	16.9%
Berkshire Hathaway Inc.	4.9%	Diversified Holdings Companies	4.9%
Imperial Metals Corp.	1.0%	Metals & Mining	1.0%
Sears Holdings Corp.	0.1%	Retail Department Stores	0.1%
	68.5%		100.2%

*	Excludes cash, U.S. Treasury Bills and Treasury money market funds.
**	Includes cash, U.S. Treasury Bills and Treasury money market funds.

For the six months ended May 31, 2020, The Income Fund investment that was the biggest contributor to positive performance was Kraft Heinz Co. The biggest contributors to negative performance were Occidental Petroleum Corp., Simon Property Group, Inc., Chesapeake Energy Corp., Freddie, and Western Midstream Partners, LP. The following charts show the top holdings by issuer and sector in descending order of net assets as of May 31, 2020.

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the six months ended May 31, 2020

The Income Fund Top Holdings by Issuer* (% of Net Assets)		The Income Fund Top Sectors (% of Net Assets)
The Kraft Heinz Co.	3.9%	Cash and Cash Equivalents**	86.3%
Federal Home Loan Mortgage Corp.	3.8%	Mortgage Finance	4.4%
Western Midstream Partners LP.	1.2%	Food Products	3.9%
Bank of America Corp.	1.1%	Diversified Banks	2.1%
JP Morgan Chase & Co.	1.0%	Oil & Gas Storage & Transportation	1.2%
Simon Property Group, Inc.	1.0%	Real Estate Investment Trust	1.0%
Occidental Petroleum Corp.	0.9%	Integrated Oil & Gas	0.9%
Federal National Mortgage Association	0.6%	Retail Department Stores	0.1%
Sears Holdings Corp.	0.1%	Oil & Natural Gas Exploration	0.1%

Chesapeake Energy Corp.	0.1%		100.0%

	13.7%

*	Excludes cash, U.S. Treasury Bills and Treasury money market funds.
**	Includes cash, U.S. Treasury Bills and Treasury money market funds.

For the six months ended May 31, 2020, The Allocation Fund investment that was the biggest contributor to negative performance was Occidental Petroleum Corp. There weren’t any significant contributors to positive performance during the period. The following charts show the top holdings by issuer and sector in descending order of net assets as of May 31, 2020.

The Allocation Fund Top Holdings by Issuer* (% of Net Assets)		The Allocation Fund Top Sectors (% of Net Assets)
The St. Joe Co.	12.6%	Cash and Cash Equivalents**	52.3%
Federal Home Loan Mortgage Corp.	7.7%	Mortgage Finance	15.2%
Federal National Mortgage Association	7.5%	Real Estate Management & Development	12.6%
Berkshire Hathaway, Inc.	7.3%	Diversified Holding Companies	7.3%
Imperial Metals Corp.	5.6%	Metals & Mining	5.6%
The Kraft Heinz Co.	4.0%	Food Products	4.0%
Occidental Petroleum Corp.	1.7%	Integrated Oil & Gas	1.7%
Western Midstream Partners LP.	1.2%	Oil & Gas Storage & Transportation	1.2%
Chesapeake Energy Corp.	0.1%	Oil & Natural Gas Exploration	0.1%

	47.7%		100.0%

*	Excludes cash, U.S. Treasury Bills and Treasury money market funds.
**	Includes cash, U.S. Treasury Bills and Treasury money market funds.

The Manager views the ability to focus on fewer investments than a diversified fund as a strategic advantage. However, such a strategy may negatively influence long-term performance.

A more complete discussion and description of the principal risks of investing in the Funds can be found in the Funds’ Prospectus and Statement of Additional Information.

Large cash inflows or outflows may adversely affect the Funds’ performance. Such flows are monitored and actions deemed appropriate by the Manager are contemplated for when such flows could negatively impact performance.

Since inception, the Funds have been advised by the Manager. Bruce Berkowitz, both the Chief Investment Officer of the Manager and Chairman of the Funds’ Board of Directors (the “Board” or the “Directors”), and his affiliates

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the six months ended May 31, 2020

beneficially own an aggregate 10,784,466, 8,638,802, and 4,386,538 shares of The Fairholme Fund, The Income Fund, and The Allocation Fund, respectively, at May 31, 2020. While there is no requirement that Mr. Berkowitz own shares of the Funds, such holdings are believed to help align the interests of the Manager with the interests of the shareholders.

The Board, including the Independent Directors, continues to believe that it is in the best interests of the Funds to have Mr. Berkowitz serve as Chairman of the Board given: his long-term relative performance; his experience, commitment, and significant personal investment in the Funds; the present composition of the Board; and current rules and regulations. A Director and Officers of the Funds are also Officers of the Manager. Nevertheless, at May 31, 2020, a majority of Directors were independent of the Manager, no stock option or restricted stock plans exist, Officers received no direct compensation from the Funds, and the Director affiliated with the Manager received no compensation for being a Director.

For more complete information about the Funds, or to obtain a current Prospectus, please visit www.fairholmefunds.com or call Shareholder Services at (866) 202-2263.

FAIRHOLME FUNDS, INC.

EXPENSE EXAMPLE

For the Six Month Period from December 1, 2019

through May 31, 2020 (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs including, but not limited to, transaction fees at some broker-dealers, custodial fees for retirement accounts, redemption fees (on The Fairholme Fund and The Allocation Fund shares redeemed or exchanged within 60 days of purchase), and wire transfer fees; and (2) ongoing costs including, but not limited to, management fees paid to the Manager. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested in the Funds at December 1, 2019, and held for the entire six month period ending May 31, 2020.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you had invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for the period presented. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that you paid for the period presented. However, you may use this information to compare ongoing costs of investing in the Funds with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees (if any), or other direct costs. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your total costs would be higher.

	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Annualized Expense Ratio*	Expenses Paid During the Period December 1, 2019 Through May 31, 2020**
The Fairholme Fund
Actual	$1,000.00	$ 969.30	0.81%	$3.99
Hypothetical (5% return before expenses)	$1,000.00	$1,020.95	0.81%	$4.09

The Income Fund
Actual	$1,000.00	$ 940.70	0.81%	$3.93
Hypothetical (5% return before expenses)	$1,000.00	$ 1,020.95	0.81%	$4.09
The Allocation Fund
Actual	$1,000.00	$ 929.60	0.82%	$3.96
Hypothetical (5% return before expenses)	$1,000.00	$ 1,020.90	0.82%	$4.14

*

Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fee of The Fairholme Fund, The Income Fund and The Allocation Fund to the extent necessary to limit the management fee paid to the Manager by The Fairholme Fund, The Income Fund and The Allocation Fund, respectively, to an annual rate of 0.80% of that Fund’s daily average net asset value. This undertaking may be terminated by the Manager upon 60 days’ written notice to the applicable Fund.

**	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half year period).

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS

May 31, 2020 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 50.5%

	DIVERSIFIED HOLDING COMPANIES — 4.9%
248,100	Berkshire Hathaway, Inc., Class B (a)	$46,042,398

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 45.6%
22,208,024	The St. Joe Co. (a)(b)	427,504,462

TOTAL DOMESTIC EQUITY SECURITIES (COST $646,372,735)		473,546,860

	FOREIGN EQUITY SECURITIES — 1.0%

	CANADA — 1.0%

	METALS & MINING — 1.0%
6,865,767	Imperial Metals Corp. (a)(b)	9,025,702

TOTAL FOREIGN EQUITY SECURITIES (COST $64,630,492)		9,025,702

	DOMESTIC PREFERRED EQUITY SECURITIES — 16.9%

	MORTGAGE FINANCE — 16.9%
8,955,013	Federal Home Loan Mortgage Corp. 7.875%, Series Z (a)(c)	80,147,366
8,784,077	Federal National Mortgage Association 7.750%, Series S (a)(c)	78,617,489

		158,764,855

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $75,287,318)		158,764,855

Principal		Value

	DOMESTIC CORPORATE BONDS — 0.1%

	RETAIL DEPARTMENT STORES — 0.1%
$97,022,000	Sears Holdings Corp.
	8.000%, 12/15/2019 (d)	$1,047,838

TOTAL DOMESTIC CORPORATE BONDS (COST $97,385,904)		1,047,838

	U.S. GOVERNMENT OBLIGATIONS — 14.7%
	U.S. Treasury Bills
50,000,000	1.523%, 06/04/2020 (e)	49,999,584
13,000,000	0.010%, 09/10/2020 (e)	12,994,119
13,000,000	0.060%, 12/31/2020 (e)	12,986,636
13,000,000	0.085%, 01/28/2021 (e)	12,984,117
49,000,000	0.072%, 02/25/2021 (e)	48,935,010

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $137,954,851)		137,899,466

Shares

	MONEY MARKET FUNDS — 17.0%
159,085,096	Fidelity Investments Money Market Treasury Portfolio - Class I, 0.11% (f)	159,085,096

TOTAL MONEY MARKET FUNDS (COST $159,085,096)		159,085,096

TOTAL INVESTMENTS — 100.2% (COST $1,180,716,396)		939,369,817

	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%	(2,026,226)

NET ASSETS — 100.0%		$937,343,591

(a)	Non-income producing security.
(b)	Affiliated Company. See Note 7.
(c)	Variable rate security. Rates shown are the effective rates as of May 31, 2020.
(d)	Security in default and no interest was accrued as of May 31, 2020.
(e)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(f)	Annualized based on the 1-day yield as of May 31, 2020.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

STATEMENT OF ASSETS & LIABILITIES

May 31, 2020 (unaudited)

Assets
Investments, at Fair Value:
Unaffiliated Issuers (Cost — $522,882,286)	$502,839,653
Affiliated Issuers (Cost — $657,834,110)	436,530,164
Interest Receivable	25,217
Receivable for Capital Shares Sold	18,881

Total Assets	939,413,915

Liabilities
Payable for Capital Shares Redeemed	1,460,943
Accrued Management Fees	609,381

Total Liabilities	2,070,324

NET ASSETS	$937,343,591

Net Assets Consist of:
Paid-In Capital	$1,929,556,996
Total Accumulated Losses	(992,213,405)

NET ASSETS	$937,343,591

Shares of Common Stock Outstanding* ($0.0001 par value)	50,799,134

Net Asset Value, Offering and Redemption Price Per Share ($937,343,591 / 50,799,134 shares)	$18.45

*	700,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

STATEMENT OF OPERATIONS (unaudited)

For the Six Months Ended May 31, 2020
Investment Income
Interest	$2,383,065

Total Investment Income	2,383,065

Expenses
Management Fees	4,948,566
Legal Expenses	64,936

Total Expenses	5,013,502

Less: Voluntary Reduction of Management Fees	(989,713)

Net Expenses	4,023,789

Net Investment Loss	(1,640,724)

Realized and Unrealized Loss on Investments and Foreign Currency Related Transactions
Net Realized Loss on Investments and Foreign Currency Related Transactions
Unaffiliated Issuers	(540,886)
Net Change in Unrealized Appreciation/Depreciation on Investments and Foreign Currency Related Translations
Affiliated Issuers	5,790,683
Unaffiliated Issuers	(35,175,433)

Net Realized and Unrealized Loss on Investments and Foreign Currency Related Transactions	(29,925,636)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(31,566,360)

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2020 (Unaudited)	For the Fiscal Year Ended November 30, 2019
CHANGES IN NET ASSETS
From Operations
Net Investment Income (Loss)	$(1,640,724)	$9,378,949
Net Realized Gain (Loss) on Investments and Foreign Currency Related Transactions	(540,886)	4,607,901
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	(29,384,750)	202,650,238

Net Increase (Decrease) in Net Assets from Operations	(31,566,360)	216,637,088

From Dividends and Distributions to Shareholders
Net Decrease in Net Assets from Dividends and Distributions	(9,053,098)	(22,052,477)

From Capital Share Transactions
Proceeds from Sale of Shares	13,468,104	27,873,325
Shares Issued in Reinvestment of Dividends and Distributions	6,693,804	20,660,229
Redemption Fees	8,532	37,027
Cost of Shares Redeemed	(98,747,931)	(238,279,392)
Cost of Shares Redeemed In-Kind	—	(13,200,907)

Net Decrease in Net Assets from Shareholder Activity	(78,577,491)	(202,909,718)

NET ASSETS
Net Decrease in Net Assets	(119,196,949)	(8,325,107)
Net Assets at Beginning of Period	1,056,540,540	1,064,865,647

Net Assets at End of Period	$937,343,591	$1,056,540,540

SHARES TRANSACTIONS
Issued	707,644	1,583,280
Reinvested	333,357	1,352,111
Redeemed	(5,300,889)	(13,466,927)
Redeemed In-Kind	—	(761,812)

Net Decrease in Shares	(4,259,888)	(11,293,348)
Shares Outstanding at Beginning of Period	55,059,022	66,352,370

Shares Outstanding at End of Period	50,799,134	55,059,022

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

FINANCIAL HIGHLIGHTS

	For the
	Six Months Ended May 31, 2020		For the Fiscal Year Ended November 30,
	(unaudited)		2019		2018		2017		2016		2015

PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD	$19.19		$16.05		$19.10		$24.26		$34.24		$37.96

Investment Operations
Net Investment Income(1)		(0.03)	0.16		0.29		0.23		0.33		0.46
Net Realized and Unrealized Gain (Loss) on Investments		(0.54)	3.32		(3.08)		(3.81)		2.60		(1.10)

Total from Investment Operations		(0.57)	3.48		(2.79)		(3.58)		2.93		(0.64)

Dividends and Distributions
From Net Investment Income		(0.17)	(0.34)		(0.26)		(0.40)		(0.60)		—
From Realized Capital Gains	—		—		—		(1.18)		(12.31)		(3.08)

Total Dividends and Distributions		(0.17)	(0.34)		(0.26)		(1.58)		(12.91)		(3.08)

Redemption Fees(1)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)

NET ASSET VALUE, END OF PERIOD	$18.45		$19.19		$16.05		$19.10		$24.26		$34.24

TOTAL RETURN	(3.07	)%(3)	22.20%		(14.85)%		(15.64)%		18.93%		(1.95)%
Ratio/Supplemental Data
Net Assets, End of Period (in 000’s)	$937,344		$1,056,541		$1,064,866		$1,871,480		$3,155,709		$4,612,354
Ratio of Gross Expenses to Average Net Assets	1.01	%(4)(5)	1.00	%(6)	1.00%		1.02	%(7)	1.02	%(7)	1.03	%(8)
Ratio of Net Expenses to Average Net Assets	0.81	%(4)(5)(9)	0.80	%(6)(9)	0.82	%(9)	1.02	%(7)	1.02	%(7)	1.03	%(8)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.33	)%(5)	0.86%		1.57%		1.14%		1.79%		1.31%
Portfolio Turnover Rate	0.24	%(3)	8.05%		16.29%		6.57%		19.19%		40.46%

(1)	Based on average shares outstanding.
(2)	Redemption fees represent less than $0.01.
(3)	Not annualized.
(4)	0.01% is attributable to legal expenses incurred outside of the 1.00% management fee.
(5)	Annualized.
(6)	Less than 0.01% is attributable to legal expenses incurred outside of the 1.00% management fee.
(7)	0.02% is attributable to legal expenses incurred outside of the 1.00% management fee.
(8)

0.03% is attributable to legal expenses incurred outside of the 1.00% management fee and less than 0.01% is attributable to registration fees and miscellaneous expenses incurred outside of the 1.00% management fee.

(9)

Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fee of The Fairholme Fund to the extent necessary to limit the management fee paid to the Manager by The Fairholme Fund to an annual rate of 0.80% of the daily average net asset value of The Fairholme Fund.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS

May 31, 2020 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 7.0%

	FOOD PRODUCTS — 3.9%
225,000	The Kraft Heinz Co.	$6,855,750

	INTEGRATED OIL & GAS — 0.9%
123,880	Occidental Petroleum Corp.	1,604,246

	OIL & GAS STORAGE & TRANSPORTATION — 1.2%
224,000	Western Midstream Partners LP	2,092,160

	REAL ESTATE INVESTMENT TRUSTS — 1.0%
29,000	Simon Property Group, Inc.	1,673,300

TOTAL DOMESTIC EQUITY SECURITIES (COST $16,476,328)		12,225,456

	DOMESTIC PREFERRED EQUITY SECURITIES — 4.5%

	MORTGAGE FINANCE — 4.4%
	Federal Home Loan Mortgage Corp.
302,300	5.100%, Series H (a)	4,005,475
260,924	6.550%, Series Y (a)	1,839,514
88,500	7.875%, Series Z (a)(b)	792,075
128,100	Federal National Mortgage Association
	7.750%, Series S (a)(b)	1,146,495

		7,783,559

	OIL & NATURAL GAS EXPLORATION — 0.1%
	Chesapeake Energy Corp.
42,416	5.000%	112,402
6,083	5.750%	33,458
3,350	5.750%	28,475
600	5.750% (c)	3,702
100	5.750% (c)	717

		178,754

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $14,600,790)		7,962,313

Principal		Value

	DOMESTIC CORPORATE BONDS — 2.2%

	DIVERSIFIED BANKS — 2.1%
$ 2,000,000	Bank of America Corp.
	5.200%, Series U (d)(e)	$1,925,000
2,000,000	JPMorgan Chase & Co.
	4.487%, Series Z (d)	1,830,400

		3,755,400

	RETAIL DEPARTMENT STORES — 0.1%
17,595,500	Sears Holdings Corp.
	8.000%, 12/15/2019 (f)	190,031

TOTAL DOMESTIC CORPORATE BONDS (COST $20,694,227)		3,945,431

	U.S. GOVERNMENT OBLIGATIONS — 42.2%
	U.S. Treasury Bills
9,000,000	1.523%, 06/04/2020 (g)	8,999,925
4,000,000	0.010%, 09/10/2020 (g)	3,998,190
4,000,000	0.060%, 12/31/2020 (g)	3,995,888
4,000,000	0.085%, 01/28/2021 (g)	3,995,113
26,000,000	0.075%, 02/25/2021 (g)	25,965,516
27,000,000	0.116%, 03/25/2021 (g)	26,956,564

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $73,954,530)		73,911,196

Shares

	MONEY MARKET FUNDS — 44.1%
77,244,162	Fidelity Investments Money Market Treasury Portfolio - Class I, 0.11% (h)	77,244,162

TOTAL MONEY MARKET FUNDS (COST $77,244,162)		77,244,162

TOTAL INVESTMENTS — 100.0% (COST $202,970,037)		175,288,558
	LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%	(37,766)

NET ASSETS — 100.0%		$175,250,792

(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2020 (unaudited)

(b)	Variable rate security. Rates shown are the effective rates as of May 31, 2020.
(c)	Restricted security as set forth in Rule 144A under the Securities Act of 1933. The value of these investments totals $4,419, which represents 0.00% of The Income Fund’s net assets.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(f)	Security in default and no interest was accrued as of May 31, 2020.
(g)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(h)	Annualized based on the 1-day yield as of May 31, 2020.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENT OF ASSETS & LIABILITIES

May 31, 2020 (unaudited)

Assets
Investments, at Fair Value (Cost — $202,970,037)	$175,288,558
Interest Receivable	163,285

Total Assets	175,451,843

Liabilities
Accrued Management Fees	118,519
Payable for Capital Shares Redeemed	82,532

Total Liabilities	201,051

NET ASSETS	$175,250,792

Net Assets Consist of:
Paid-In Capital	$213,269,477
Total Accumulated Losses	(38,018,685)

NET ASSETS	$175,250,792

Shares of Common Stock Outstanding* ($0.0001 par value)	18,383,067

Net Asset Value, Offering and Redemption Price Per Share ($175,250,792 / 18,383,067 shares)	$9.53

*	200,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENT OF OPERATIONS (unaudited)

For the Six Months Ended May 31, 2020

Investment Income
Interest	$1,160,534
Dividends	649,842

Total Investment Income	1,810,376

Expenses
Management Fees	926,897
Legal Expenses	11,278

Total Expenses	938,175

Less: Voluntary Reduction of Management Fees	(185,379)

Net Expenses	752,796

Net Investment Income	1,057,580

Realized and Unrealized Gain on Investments
Net Realized Loss on Investments	(4,285,047)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(8,750,718)

Net Realized and Unrealized Loss on Investments	(13,035,765)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(11,978,185)

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended May 31, 2020 (Unaudited)	For the Fiscal Year Ended November 30, 2019

CHANGES IN NET ASSETS

From Operations
Net Investment Income	$1,057,580	$5,504,035
Net Realized Gain (Loss) on Investments	(4,285,047)	1,878,813
Net Change in Unrealized Appreciation (Depreciation) on Investments	(8,750,718)	4,512,746

Net Increase (Decrease) in Net Assets from Operations	(11,978,185)	11,895,594

From Dividends and Distributions to Shareholders
Net Decrease in Net Assets from Dividends and Distributions	(1,722,888)	(5,286,649)

From Capital Share Transactions
Proceeds from Sale of Shares	24,663,818	9,617,338
Shares Issued in Reinvestment of Dividends and Distributions	798,558	4,659,430
Cost of Shares Redeemed	(15,861,580)	(30,034,524)

Net Increase (Decrease) in Net Assets from Shareholder Activity	9,600,796	(15,757,756)

NET ASSETS
Net Decrease in Net Assets	(4,100,277)	(9,148,811)
Net Assets at Beginning of Period	179,351,069	188,499,880

Net Assets at End of Period	$175,250,792	$179,351,069

SHARES TRANSACTIONS
Issued	2,413,680	939,727
Reinvested	82,177	451,601
Redeemed	(1,642,756)	(2,932,519)

Net Increase (Decrease) in Shares	853,101	(1,541,191)
Shares Outstanding at Beginning of Period	17,529,966	19,071,157

Shares Outstanding at End of Period	18,383,067	17,529,966

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

FINANCIAL HIGHLIGHTS

	For the Six Months Ended May 31, 2020		For the Fiscal Year Ended November 30,
	(unaudited)		2019		2018		2017	2016	2015

PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD	$10.23		$9.88		$11.33		$12.38	$10.72	$10.82

Investment Operations
Net Investment Income(1)	0.06		0.30		0.49		0.60	0.57	0.45
Net Realized and Unrealized Gain (Loss) on Investments		(0.66)	0.34		(0.91)		(0.99)	1.72	0.03

Total from Investment Operations		(0.60)	0.64		(0.42)		(0.39)	2.29	0.48

Dividends and Distributions
From Net Investment Income		(0.10)	(0.29)		(0.51)		(0.61)	(0.56)	(0.43)
From Realized Capital Gains	—		—		(0.52)		(0.05)	(0.07)	(0.15)

Total Dividends and Distributions		(0.10)	(0.29)		(1.03)		(0.66)	(0.63)	(0.58)

NET ASSET VALUE, END OF PERIOD	$9.53		$10.23		$9.88		$11.33	$12.38	$10.72

TOTAL RETURN	(5.93	)%(2)	6.49%		(4.19)%		(3.35)%	22.77%	4.60%
Ratio/Supplemental Data
Net Assets, End of Period (in 000’s)	$175,251		$179,351		$188,500		$223,432	$240,195	$243,072
Ratio of Gross Expenses to Average Net Assets:	1.01	%(3)(4)	1.02	%(5)	1.00%		1.00%	1.00%	1.00%
Ratio of Net Expenses to Average Net Assets	0.81	%(3)(4)(6)	0.82	%(5)(6)	0.82	%(6)	1.00%	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets	1.14	%(4)	2.94%		4.56%		5.02%	5.48%	4.14%
Portfolio Turnover Rate	54.50	%(2)	16.70%		45.78%		36.05%	28.81%	67.05%

(1)	Based on average shares outstanding.
(2)	Not annualized.
(3)	0.01% is attributable to legal expenses incurred outside the management fee.
(4)	Annualized.
(5)	0.02% is attributable to legal expenses incurred outside the management fee.
(6)

Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fee of The Income Fund to the extent necessary to limit the management fee paid to the Manager by The Income Fund to an annual rate of 0.80% of the daily average net asset value of The Income Fund.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS

May 31, 2020 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 26.8%

	DIVERSIFIED HOLDING COMPANIES — 7.3%
20,400	Berkshire Hathaway, Inc., Class B (a)	$3,785,832

	FOOD PRODUCTS — 4.0%
67,400	The Kraft Heinz Co.	2,053,678

	INTEGRATED OIL & GAS — 1.7%
65,600	Occidental Petroleum Corp.	849,520

	OIL & GAS STORAGE & TRANSPORTATION — 1.2%
66,000	Western Midstream Partners LP	616,440

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 12.6%
348,267	The St. Joe Co. (a)(b)	6,516,075

TOTAL DOMESTIC EQUITY SECURITIES (COST $16,228,189)		13,821,545

	FOREIGN EQUITY SECURITIES — 5.6%

	CANADA — 5.6%

	METALS & MINING — 5.6%
2,192,841	Imperial Metals Corp. (a)	2,882,698

TOTAL FOREIGN EQUITY SECURITIES (COST $25,958,539)		2,882,698

	DOMESTIC PREFERRED EQUITY SECURITIES — 15.3%

	MORTGAGE FINANCE — 15.2%
444,095	Federal Home Loan Mortgage Corp. 7.875%, Series Z (a)(c)	3,974,650
432,465	Federal National Mortgage Association 7.750%, Series S (a)(c)	3,870,562

		7,845,212

Shares		Value

	OIL & NATURAL GAS EXPLORATION — 0.1%
4,779	Chesapeake Energy Corp. 5.750%	$26,284

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $6,422,016)		7,871,496

Principal

	U.S. GOVERNMENT OBLIGATIONS — 19.4%
	U.S. Treasury Bills
$3,000,000	1.523%, 06/04/2020 (d)	2,999,975
1,000,000	0.010%, 09/10/2020 (d)	999,548
1,000,000	0.060%, 12/31/2020 (d)	998,972
1,000,000	0.085%, 01/28/2021 (d)	998,778
4,000,000	0.071%, 02/25/2021 (d)	3,994,695

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $9,996,554)		9,991,968

Shares

	MONEY MARKET FUNDS — 32.9%
16,974,987	Fidelity Investments Money Market Treasury Portfolio - Class I, 0.11% (e)	16,974,987

TOTAL MONEY MARKET FUNDS (COST $16,974,987)		16,974,987

TOTAL INVESTMENTS — 100.0% (COST $75,580,285)		51,542,694
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%	82

NET ASSETS — 100.0%		$51,542,776

(a)	Non-income producing security.
(b)	Restricted/controlled security. The value of this security totals $6,516,075, which represents 12.64% of The Allocation Fund’s net assets. Information related to this security is as follows:

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2020 (unaudited)

Shares	Issuer	Acquisition Date(s)	Acquisition Cost	05/31/2020 Carrying Value Per Unit
348,267	The St. Joe Co.	08/09/2017-09/01/2017	$6,615,792	$18.71

(c)	Variable rate security. Rates shown are the effective rates as of May 31, 2020.
(d)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(e)	Annualized based on the 1-day yield as of May 31, 2020.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

STATEMENT OF ASSETS & LIABILITIES

May 31, 2020 (unaudited)

Assets
Investments, at Fair Value (Cost — $75,580,285)	$51,542,694
Receivable for Capital Shares Sold	458
Interest Receivable	33,482

Total Assets	51,576,634

Liabilities
Accrued Management Fees	33,858

Total Liabilities	33,858

NET ASSETS	$51,542,776

Net Assets Consist of:
Paid-In Capital	$123,668,381
Total Accumulated Losses	(72,125,605)

NET ASSETS	$51,542,776

Shares of Common Stock Outstanding* ($0.0001 par value)	8,023,279

Net Asset Value, Offering and Redemption Price Per Share ($51,542,776 / 8,023,279 shares)	$6.42

*	200,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

STATEMENT OF OPERATIONS (unaudited)

For the Six Months Ended May 31, 2020

Investment Income
Interest	$211,187
Dividends	174,442

Total Investment Income	385,629

Expenses
Management Fees	273,890
Legal Expenses	4,355

Total Expenses	278,245

Less: Voluntary Reduction of Management Fees	(54,778)

Net Expenses	223,467

Net Investment Income	162,162

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions
Net Realized Gain on Investments and Foreign Currency Related Transactions	8,498
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	(4,224,761)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions	(4,216,263)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(4,054,101)

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended May 31, 2020 (Unaudited)	For the Fiscal Year Ended November 30, 2019

CHANGES IN NET ASSETS
From Operations
Net Investment Income	$162,162	$874,935
Net Realized Gain on Investments and Foreign Currency Related Transactions	8,498	1,424,615
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	(4,224,761)	3,765,875

Net Increase (Decrease) in Net Assets from Operations	(4,054,101)	6,065,425

From Dividends and Distributions to Shareholders
Net Decrease in Net Assets from Dividends and Distributions	(820,275)	(791,785)

From Capital Share Transactions
Proceeds from Sale of Shares	620,516	1,417,681
Shares Issued in Reinvestment of Dividends and Distributions	405,372	757,745
Redemption Fees	2,375	2,187
Cost of Shares Redeemed	(3,594,238)	(16,966,140)
Cost of Shares Redeemed In-Kind	—	(3,889,024)

Net Decrease in Net Assets from Shareholder Activity	(2,565,975)	(18,677,551)

NET ASSETS
Net Decrease in Net Assets	(7,440,351)	(13,403,911)
Net Assets at Beginning of Period	58,983,127	72,387,038

Net Assets at End of Period	$51,542,776	$58,983,127

SHARES TRANSACTIONS
Issued	92,385	202,579
Reinvested	56,459	118,029
Redeemed	(549,041)	(2,229,510)
Redeemed In-Kind	—	(675,384)

Net Decrease in Shares	(400,197)	(2,584,286)
Shares Outstanding at Beginning of Period	8,423,476	11,007,762

Shares Outstanding at End of Period	8,023,279	8,423,476

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	For the Six Months Ended May 31, 2020		For the Fiscal Year Ended November 30,
	(unaudited)		2019		2018		2017	2016	2015
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD	$7.00		$6.58		$7.44		$9.65	$10.40	$12.57

Investment Operations
Net Investment Income(1)	0.02		0.09		0.09		0.10	0.14	0.35
Net Realized and Unrealized Gain (Loss) on Investments		(0.50)	0.40		(0.83)		(1.71)	0.75	(1.38)

Total from Investment Operations		(0.48)	0.49		(0.74)		(1.61)	0.89	(1.03)

Dividends and Distributions
From Net Investment Income		(0.10)	(0.07)		(0.12)		(0.17)	(0.31)	—
From Realized Capital Gains	—		—		—		(0.43)	(1.33)	(1.14)

Total Dividends and Distributions		(0.10)	(0.07)		(0.12)		(0.60)	(1.64)	(1.14)

Redemption Fees(1)	0.00	(2)	0.00	(2)	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)

NET ASSET VALUE, END OF PERIOD	$6.42		$7.00		$6.58		$7.44	$9.65	$10.40

TOTAL RETURN	(7.04	)%(3)	7.61%		(10.18)%		(17.59)%	11.06%	(8.88)%
Ratio/Supplemental Data
Net Assets, End of Period (in 000’s)	$51,543		$58,983		$72,387		$114,190	$259,501	$297,527
Ratio of Gross Expenses to Average Net Assets:	1.01	%(4)(5)	1.02	%(6)	1.00%		1.00%	1.00%	1.00%
Ratio of Net Expenses to Average Net Assets	0.82	%(4)(6)(7)	0.82	%(6)(7)	0.82	%(7)	1.00%	1.00%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.59	%(4)	1.21%		1.32%		1.19%	1.81%	3.09%
Portfolio Turnover Rate	2.28	%(3)	15.58%		23.52%		31.01%	13.65%	39.24%

(1)	Based on average shares outstanding.
(2)	Redemption fees represent less than $0.01.
(3)	Not annualized.
(4)	Annualized.
(5)	0.01% is attributable to legal expenses incurred outside the management fee.
(6)	0.02% is attributable to legal expenses incurred outside the management fee.
(7)

Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fee of The Allocation Fund to the extent necessary to limit the management fee paid to the Manager by The Allocation Fund to an annual rate of 0.80% of the daily average net asset value of The Allocation Fund.

The accompanying notes are an integral part of the financial statements.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

May 31, 2020 (unaudited)

Note 1. Organization

Fairholme Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company’s Articles of Incorporation permit the Board of Directors of the Company (the “Board” or the “Directors”) to issue 1,100,000,000 shares of common stock at $.0001 par value. 700,000,000 shares have been allocated to The Fairholme Fund (“The Fairholme Fund”), 200,000,000 shares have been allocated to The Fairholme Focused Income Fund (“The Income Fund”), and 200,000,000 shares have been allocated to The Fairholme Allocation Fund (“The Allocation Fund”). The Fairholme Fund, The Income Fund, and The Allocation Fund (each a “Fund” and collectively the “Funds”) are non-diversified funds. The Funds may have a greater percentage of their assets invested in particular securities than a diversified fund, exposing the Funds to the risk of unanticipated industry conditions as well as risks specific to a single company or the securities of a single company. Each Fund has different objectives, capitalizations, and considerations that may or may not lead to differing compositions of issuers, securities within an issuer, and cash levels within each Fund. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any unissued shares with respect to such series.

The Fairholme Fund’s investment objective is to provide long-term growth of capital. Under normal circumstances, The Fairholme Fund seeks to achieve its investment objective by investing in a focused portfolio of equity and fixed-income securities. The proportion of The Fairholme Fund’s assets invested in each type of asset class will vary from time to time based upon Fairholme Capital Management, L.L.C.’s (the “Manager”) assessment of general market and economic conditions. The Fairholme Fund may invest in, and may shift frequently among, the asset classes and market sectors. The equity securities in which The Fairholme Fund may invest include common and preferred stock (including convertible preferred stock), partnership interests, business trust shares, interests in real estate investment trusts (“REITs”), rights and warrants to subscribe for the purchase of equity securities, and depository receipts. The Fairholme Fund may invest in equity securities without regard to the jurisdictions in which the issuers of the securities are organized or situated and without regard to the market capitalizations or sectors of such issuers. The fixed-income securities in which The Fairholme Fund may invest include U.S. corporate debt securities, non-U.S. corporate debt securities, bank debt (including bank loans and participations), U.S. government and agency debt securities (including U.S. Treasury bills), short-term debt obligations of foreign governments, and foreign money market instruments. Except for its investments in short-term debt obligations of foreign governments, The Fairholme Fund may invest in fixed-income securities regardless of maturity or the rating of the issuer of the security. The Fairholme Fund may also invest in “special situations” to achieve its objective. “Special situation” investments may include equity securities or fixed-income securities, such as corporate debt, which may be in a distressed position as a result of economic or company specific developments. Although The Fairholme Fund normally holds a focused portfolio of equity and fixed-income securities, The Fairholme Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Manager serves as investment adviser to The Fairholme Fund.

The Income Fund’s investment objective is to seek current income. Under normal circumstances, The Income Fund seeks to achieve its investment objective by investing in a focused portfolio of cash distributing securities. To maintain maximum flexibility, the securities in which The Income Fund may invest include corporate bonds and other corporate debt securities of issuers in the U.S. and foreign countries, bank debt (including bank loans and loan participations), government and agency debt securities of the U.S. and foreign countries (including U.S. Treasury bills), convertible bonds and other convertible securities, and equity securities, including preferred and common stock and interests in REITs. Although The Income Fund normally holds a focused portfolio of securities, The Income Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Manager serves as investment adviser to The Income Fund.

The Allocation Fund’s investment objective is to seek long-term total return. Under normal circumstances, The Allocation Fund seeks to achieve its investment objective by investing opportunistically in a focused portfolio of investments in the equity, fixed-income and cash, and cash-equivalent asset classes. The proportion of The Allocation Fund’s portfolio invested

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2020 (unaudited)

in each asset class will vary from time to time based on the Manager’s assessment of relative fundamental values of securities and other investments in the asset class, the attractiveness of investment opportunities within each asset class, general market and economic conditions, and expected future returns of other investment opportunities. The Allocation Fund seeks to capitalize on anticipated fluctuations in the financial markets by changing the mix of its holdings in the targeted asset classes. The Allocation Fund may maintain a significant portion of its assets in cash and cash-equivalent securities and investments. The Manager serves as investment adviser to The Allocation Fund.

There is no guarantee that the Funds will meet their respective objectives.

Note 2. Significant Accounting Policies

As investment companies, the Funds follow the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“U.S. GAAP”). The Funds’ investments are reported at fair value as defined by U.S. GAAP. The Funds calculate their net asset values as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

New Accounting Pronouncements: To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework –Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals and modifications under ASU 2018-13. Management has early adopted the removals and modifications set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

A description of the valuation techniques applied to the Funds’ securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are classified in Level 2. Subject to the oversight of the Board, the Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is determined using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) fixed income securities will be fair valued in good faith following consideration by, and conclusion of, the Manager’s Valuation and Liquidity Risk Management Committee. As of May 31, 2020, fixed-income securities are valued by the Manager utilizing observable market prices on the day of valuation or the average bid of independent broker/dealer quotes and/or the average of valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at May 31, 2020, in instances where significant unobservable inputs are used, they would be classified in Level 3.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2020 (unaudited)

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired, or which subsequently are within sixty days of maturity, shall be valued at prices supplied by an independent pricing source or by one of the Funds’ pricing agents based on broker or dealer supplied valuations or matrix pricing. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: The Manager is deemed to be an affiliate of The St. Joe Co. (“Joe”) for purposes of the Securities Act of 1933 and Rule 144. This determination was made based on a number of factors, including the collective ownership of Joe by certain of the Funds and other advisory clients advised by the Manager. Shares of Joe owned by The Allocation Fund are considered control securities under Rule 144 and are treated as restricted securities for purposes of The Allocation Fund’s valuation procedures. Due to the restrictions on resale, the securities are generally valued at a discount to similar publicly traded securities. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. Joe was classified as Level 2 at May 31, 2020.

Warrants: The Funds may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

The Funds use several recognized industry third-party pricing services (TPPS) - approved by the Board and unaffiliated with the Manager - to provide prices for some of the Funds’ securities. The Funds also use other independent market trade data sources (such as TRACE, the FINRA developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by reference to the reliable market data from the other market data sources.

Subject to the oversight of the Board, the Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) local market closures. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of fair valued securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2020 (unaudited)

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Manager’s determination as to the fair value of investments).significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Funds’ investments by inputs used to value the Funds’ investments as of May 31, 2020, is as follows:

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total Fair Value at 5/31/20
THE FAIRHOLME FUND ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$473,546,860	$—	$—	$473,546,860
Foreign Equity Securities*	9,025,702	—	—	9,025,702
Domestic Preferred Equity Securities*	158,764,855	—	—	158,764,855
Domestic Corporate Bonds*	—	1,047,838	—	1,047,838
U.S. Government Obligations	—	137,899,466	—	137,899,466
Money Market Funds	159,085,096	—	—	159,085,096

TOTAL INVESTMENTS	$800,422,513	$138,947,304	$—	$939,369,817

* Industry classifications for these categories are detailed in the Schedule of Investments.

THE INCOME FUND ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$12,225,456	$—	$—	$12,225,456
Domestic Preferred Equity Securities
Oil & Natural Gas Exploration	112,402	66,352	—	178,754
Other Industries*	7,783,559	—	—	7,783,559
Domestic Corporate Bonds*	—	3,945,431	—	3,945,431
U.S. Government Obligations	—	73,911,196	—	73,911,196
Money Market Funds	77,244,162	—	—	77,244,162

TOTAL INVESTMENTS	$97,365,579	$77,922,979	$—	$175,288,558

*	Industry classifications for these categories are detailed in the Schedule of Investments.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2020 (unaudited)

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total Fair Value at 5/31/20
THE ALLOCATION FUND ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Real Estate Management & Development	$—	$6,516,075	$—	$6,516,075
Other Industries*	7,305,470	—	—	7,305,470
Foreign Equity Securities*	2,882,698	—	—	2,882,698
Domestic Preferred Equity Securities
Mortgage Finance	7,845,212	—	—	7,845,212
Oil & Natural Gas Exploration	—	26,284	—	26,284
U.S. Government Obligations	—	9,991,968	—	9,991,968
Money Market Funds	16,974,987	—	—	16,974,987

TOTAL INVESTMENTS	$35,008,367	$16,534,327	$—	$51,542,694

* Industry classifications for these categories are detailed in the Schedule of Investments.

There were no Level 3 investments for any of the Funds at May 31, 2020 or November 30, 2019.

Dividends and Distributions: Each Fund records dividends and distributions to its shareholders on the ex-dividend date. The Fairholme Fund and The Allocation Fund intend to distribute substantially all of their net investment income (if any) as dividends to their respective shareholders on an annual basis in December. The Income Fund intends to declare and pay net investment income distributions, if any, quarterly in March, June, September, and December. The Funds intend to distribute any net long-term capital gains and any net short-term capital gains at least once a year. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets, and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

Estimates: The preparation of financial statements in conformity with U.S. GAAP requires the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

Redemption Fee: The Fairholme Fund and The Allocation Fund assess a 2% fee on the proceeds of The Fairholme Fund and The Allocation Fund shares that are redeemed or exchanged within 60 days of their purchase. The redemption fee is paid to The Fairholme Fund and The Allocation Fund, as applicable, for the benefit of remaining shareholders and is recorded as paid-in capital. The redemption fees retained by The Fairholme Fund and The Allocation Fund during the six months ended May 31, 2020 and the year ended November 30, 2019, amounted to $8,532 and $37,027, and $2,375 and $2,187, respectively.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2020 (unaudited)

Other: The Funds account for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date net of foreign taxes withheld where recovery is uncertain and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. The Funds may invest in countries that require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Funds paid commissions and other brokerage fees during the period. The Funds also paid legal expenses in connection with certain of their investments.

The market values of securities or other investments that a Fund holds may fall, sometimes rapidly or unpredictably, or fail to rise for various reasons including changes or potential or perceived changes in U.S. or foreign economies, financial markets, interest rates, the liquidity of investments and other factors including terrorism, war, natural disasters and public health events and crises, including disease/virus outbreaks and epidemics. The resulting short-term and long-term effects and consequences of such events and factors on global and local economies and specific countries, regions, businesses, industries, and companies cannot necessarily be foreseen or predicted. From time to time, certain market segments (such as equity or fixed income), investment styles (such as growth or value), or other investment categories, may fall out of favor which may impair the value of an investment in a Fund. An investment in a Fund could lose money over short or long periods.

Note 3. Related Party Transactions

The Manager is a Delaware limited liability company and is registered with the SEC as an investment adviser. The Manager’s principal business is to provide investment management and advisory services to individuals, corporations, and other institutions throughout the world. Pursuant to an Investment Management Agreement, each Fund pays a management fee to the Manager for its provision of investment advisory and operating services to the Fund. Subject to applicable waivers or limitations, the management fee is paid at an annual rate equal to 1.00% of the daily average net assets of each Fund. Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fees of The Fairholme Fund, The Income Fund, and The Allocation Fund to the extent necessary to limit the management fee of each Fund to the annual rate of 0.80% of that Fund’s daily average net asset value (“Undertaking”). This Undertaking may be terminated by the Manager upon 60 days’ written notice to the applicable Fund. The Manager is responsible pursuant to the Investment Management Agreement for paying each Fund’s expenses for the following services: transfer agency, fund accounting, fund administration, custody, legal, audit, compliance, directors’ fees, call center, fulfillment, travel, insurance, rent, printing, postage and other office supplies. The Manager is not responsible for paying for the following costs and expenses of each Fund: commissions, brokerage fees, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions or in connection with securities owned by each Fund, taxes, interest, acquired fund fees and related expenses, expenses in connection with litigation by or against each Fund, and any other extraordinary expenses.

The Manager earned, after the voluntary reduction of the management fees, $3,958,853, $741,518, and $219,112, from The Fairholme Fund, The Income Fund, and The Allocation Fund, respectively, for its services during the six months ended May 31, 2020.

Bruce Berkowitz, both the Chief Investment Officer of the Manager and Chairman of the Funds’ Board, and his affiliates beneficially own an aggregate 10,784,466 shares, 8,638,802 shares, and 4,386,538 shares of The Fairholme Fund, The Income Fund, and The Allocation Fund, respectively, at May 31, 2020.

A Director and Officers of the Funds are also Officers of the Manager or its affiliates.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2020 (unaudited)

Note 4. Investments

For the six months ended May 31, 2020, aggregated purchases and sales of investment securities other than short-term investments and U.S. government obligations were as follows:

	Purchases	Sales
The Fairholme Fund	$53,169,117	$1,503,285
The Income Fund	27,620,481	13,892,858
The Allocation Fund	10,136,419	511,994

Note 5. Tax Matters

Federal Income Taxes: Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized depreciation of investments at May 31, 2020, were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
The Fairholme Fund	$1,182,360,164	$83,483,434	$(326,473,781)	$(242,990,347)
The Income Fund	202,979,065	3,105,155	(30,795,662)	(27,690,507)
The Allocation Fund	75,601,451	4,242,882	(28,301,639)	(24,058,757)

The difference between book basis and tax basis for The Fairholme Fund’s net unrealized depreciation is attributable to the tax deferral of losses on wash sales and capitalized cost. The difference between book basis and tax basis for The Income Fund’s and The Allocation Fund’s net unrealized depreciation is attributable to capitalized cost.

The Funds’ tax basis capital gains are determined only at the end of each fiscal year. Therefore the components of distributable earnings will be included in the Annual report for the fiscal year ended November 30, 2020.

The Funds are permitted to carry forward for an unlimited period capital losses incurred to reduce future required distributions of net capital gains to shareholders. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of November 30, 2019, net short-term and long-term capital loss carryforwards were as follows:

	The Fairholme Fund	The Income Fund	The Allocation Fund
Short-term capital loss carryforward	$ 771,446	—	$ 287,406
Long-term capital loss carryforward	746,269,482	$5,997,101	47,926,139

Total	$747,040,928	$5,997,101	$48,213,545

For the fiscal year ended November 30, 2019, The Fairholme Fund, The Income Fund, and The Allocation Fund utilized capital loss carryforwards of $4,371,254, $1,965,235, and $450,101, respectively.

The Manager has analyzed the Funds’ tax positions taken on tax returns for all open tax years (current and prior three tax years) and has concluded that there are no uncertain tax positions that require recognition of a tax liability. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (the current year and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2020 (unaudited)

Note 6. Dividends and Distributions to Shareholders

Ordinary income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The tax character of dividends and distributions paid by each Fund were as follows:

	The Fairholme Fund
	For the Six Months Ended May 31, 2020	For the Fiscal Year Ended November 30, 2019
Dividends and Distributions paid from:
Ordinary Income	$9,053,098	$22,053,111*

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

	The Income Fund
	For the Six Months Ended May 31, 2020	For the Fiscal Year Ended November 30, 2019
Dividends and Distributions paid from:
Ordinary Income	$1,722,888	$5,286,649

	The Allocation Fund
	For the Six Months Ended May 31, 2020	For the Fiscal Year Ended November 30, 2019
Dividends and Distributions paid from:
Ordinary Income	$820,275	$791,785

Note 7. Transactions in Shares of Affiliates

Portfolio companies in which The Fairholme Fund owns 5% or more of the outstanding voting securities of the issuer are considered affiliates of The Fairholme Fund. The aggregate fair value of all securities of affiliates held by The Fairholme Fund as of May 31, 2020 amounted to $436,530,164, representing approximately 46.57% of The Fairholme Fund’s net assets.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2020 (unaudited)

Transactions in The Fairholme Fund during the six months ended May 31, 2020, in which the issuer of the security was an affiliate are as follows:

	November 30, 2019	Gross Additions	Gross Deductions	May 31, 2020
	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Fair Value	Change in Unrealized Appreciation
Imperial Metals Corp.	6,865,767	—	—	6,865,767	$9,025,702	$238,678
The St. Joe Co.	22,208,024	—	—	22,208,024	427,504,462	5,552,005

Total					$436,530,164	$5,790,683

Note 8. Indemnifications

Under the Company’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business the Company or the Funds enter into contracts that contain a variety of representations and customary indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on their experience to date, the Funds expect the risk of loss to be remote.

Note 9. Subsequent Events

Management has evaluated the impact on the Funds of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Note 10. Legal Proceedings

On April 17, 2019, Sears Holdings Corporation, Sears Roebuck and Co., Sears Development Co., Kmart Corporation and Kmart of Washington LLC commenced an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York against Edward Scott “Eddie” Lampert; ESL Investments, Inc.; RBS Partners LP; CRK Partners LLC; SPE Master I L.P.; ESL Partners L.P.; SPE I Partners L.P.; RBS Investment Management LLC; ESL Institutional Partners L.P.; ESL Investors, L.L.C.; JPP LLC; JPP II LLC; Fairholme Capital Management, L.L.C.; Cesar L. Alvarez; Bruce Berkowitz; Alesia Haas; Kunal Kamlani; Steven Mnuchin; Thomas J. Tisch; Seritage Growth Properties, Inc.; Seritage Growth Properties, L.P.; Seritage KMT Mezzanine Finance LLC; Seritage SRC Mezzanine Finance LLC; Seritage KMT Finance LLC; Seritage SRC Finance LLC; Seritage GS Holdings LLC; Seritage SPS Holdings LLC; and Seritage MS Holdings LLC. On November 25, 2019, the plaintiffs filed an amended complaint, adding the Company and other parties not affiliated with the Manager or the Company as additional defendants and asserting new causes of action against the defendants.

Plaintiffs assert avoidance and other claims against certain defendants, including the Manager, for participation in two Sears corporate transactions: (i) the Lands’ End spinoff; and (ii) the Seritage rights offering. The avoidance claims against the Manager include claims for the avoidance of consideration received by The Fairholme Fund and The Allocation Fund from Sears Holdings Corp. in connection with the Lands’ End spinoff and Seritage rights offering that were allegedly actual and/or constructive fraudulent transfers. In the amended complaint, plaintiffs also assert avoidance and other claims seeking to recover amounts allegedly received by the Company from alleged related-party transactions with Sears and seek to avoid the release received by certain of the defendants, including the Manager and the Company, in connection with the Seritage derivative action. Plaintiffs also assert claims for breach of fiduciary duty and aiding and abetting breach of fiduciary duty arising out of certain related-party transactions against certain Defendants, including the Manager and Bruce Berkowitz, and seek to subordinate the bankruptcy claims of the Company, the Manager and Bruce Berkowitz. On February 21, 2020, the Company moved to dismiss all of the claims against it, and all other defendants, include the Manager and Bruce Berkowitz, moved to dismiss all or parts of the compliant against them. The motions to dismiss are currently pending before the court.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2020 (unaudited)

Although the Manager and the Company believe that they have strong defenses to the foregoing complaint and intend to defend themselves vigorously against the allegations in the complaint, neither the Manager nor the Company is in a position to express an opinion about the ultimate outcome of the litigation or the range of potential loss, if any.

FAIRHOLME FUNDS, INC.

ADDITIONAL INFORMATION

May 31, 2020 (unaudited)

Operation and Effectiveness of the Funds’ Liquidity Risk Management Program (unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, each of the Funds has adopted and implemented a liquidity risk management program (the “Program”) designed to assess and manage the risk that the Fund could not meet requests to redeem Fund shares without significant dilution of remaining investors’ interests in the Fund. In assessing, managing and reviewing liquidity risk under the Program, the Funds consider a variety of factors, including their investment strategies, portfolio investments, portfolio concentration, cash flow projections, redemption policy and redemption history. In addition, the Program requires each Fund to, among other things, classify its investments into specific liquidity categories and monitor compliance with its limit on illiquid investments.

During the one-year period ended November 30, 2019 (the “Covered Period”), each Fund maintained a high level of liquidity and primarily held assets that were “highly liquid investments” (defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment). During the Covered Period, there were no liquidity events that materially affected a Fund’s performance or ability to timely meet redemptions without dilution to remaining investors’ interests in the Fund.

The Manager, which the Board has designated to administer the Program, prepared a written report that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation during the Covered Period (the “Report”). The Board reviewed and accepted the Report, which determined that the Program operated adequately and effectively in managing the liquidity risk of each Fund during the Covered Period.

Proxy Voting Policies, Procedures and Records (unaudited)

The Company has adopted policies and procedures that provide guidance and set forth parameters for the voting of proxies relating to securities held in each Fund’s portfolio. A description of these policies and procedures, and records of how each Fund voted proxies relating to their portfolio securities during the most recent twelve month period ended June 30, 2019, are available to you upon request and free of charge by writing to the Fairholme Funds, Inc., c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9692, Providence, RI, 02940 or by calling Shareholder Services at (866) 202-2263. They may also be obtained by visiting the SEC website at www.sec.gov. The Company shall respond to all shareholder requests for records within three business days of its receipt of such request by first-class mail or other means designed to ensure prompt delivery.

Quarterly Filing (unaudited)

The Company files a complete schedule of the Funds’ portfolio holdings on Form N-PORT for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Forms N-PORT are available on the SEC’s website at www.sec.gov.

This page is not part of the Fairholme Funds, Inc. 2020 Semi-Annual Report

This page is not part of the Fairholme Funds, Inc. 2020 Semi-Annual Report

FAIRHOLME FUNDS

Officers of Fairholme Funds, Inc.

BRUCE R. BERKOWITZ

President

FERNANDO M. FONT

Vice President

WAYNE KELLNER

Treasurer

ERICA K. KAPAHI

Chief Compliance Officer & Secretary

Board of Directors of Fairholme Funds, Inc.

TERRY L. BAXTER

BRUCE R. BERKOWITZ

STEVEN J. GILBERT, Esq.

LEIGH WALTERS, Esq.

Investment Manager

FAIRHOLME CAPITAL MANAGEMENT, L.L.C.

2601 NE 2nd Avenue, Miami, FL 33137

Transfer Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

760 Moore Road, King of Prussia, PA 19406

Fund Accountant & Administrator

THE BANK OF NEW YORK MELLON

760 Moore Road, King of Prussia, PA 19406

Custodian

THE BANK OF NEW YORK MELLON

240 Greenwich Street, New York, NY 10286

Independent Registered Public Accounting Firm

DELOITTE & TOUCHE LLP

200 Berkeley Street, Boston, MA 02116

Legal Counsel

SEWARD & KISSEL LLP

901 K Street NW, Washington, DC 20001

THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF FAIRHOLME FUNDS, INC. IT IS NOT INTENDED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS, WHICH CONTAINS MORE INFORMATION ON FEES, CHARGES AND OTHER EXPENSES AND SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. SHARES OF THE FUNDS ARE DISTRIBUTED BY FORESIDE FUNDS DISTRIBUTORS LLC.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)    Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii).

(a)(3)    Not applicable.

(a)(4)  Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fairholme Funds, Inc.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date July 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date July 28, 2020

By (Signature and Title)*	/s/ Wayne Kellner
Wayne Kellner, Treasurer
(principal financial officer)

Date July 27, 2020

* Print the name and title of each signing officer under his or her signature.